Business Combination (Details 2) (USD $) In Thousands, unless otherwise specified	Oct. 17, 2014
Business Acquisition [Line Items]
Contractually Required Payments Receivable	$ 100,490
Non-Accretable Credit Adjustments	9,116
Cash Flows Expected To Be Collected	91,374
Accretable FMV Adjustments	2,006
Loans	89,368
Performing Financing Receivable [Member]
Business Acquisition [Line Items]
Contractually Required Payments Receivable	83,536
Non-Accretable Credit Adjustments	0
Cash Flows Expected To Be Collected	83,536
Accretable FMV Adjustments	1,721
Loans	81,815
Impaired Loans Acquired [Member]
Business Acquisition [Line Items]
Contractually Required Payments Receivable	2,466
Non-Accretable Credit Adjustments	1,125
Cash Flows Expected To Be Collected	1,341
Accretable FMV Adjustments	285
Loans	1,056
Loans Under Contract To Sell [Member]
Business Acquisition [Line Items]
Contractually Required Payments Receivable	14,489
Non-Accretable Credit Adjustments	7,992
Cash Flows Expected To Be Collected	6,497
Accretable FMV Adjustments	0
Loans	$ 6,497